Consolidated income statement - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	R 138,288	R 172,194	R 127,392
Cost of sales	(101,624)	(109,306)	(83,369)
Interest income	1,203	1,202	1,065
Finance expense	(2,840)	(2,496)	(3,152)
Share-based payment expenses	(218)	(383)	(512)
Loss on financial instruments	(4,279)	(6,279)	(2,450)
Gain/(loss) on foreign exchange differences	616	1,149	(255)
Share of results of equity-accounted investees after tax	1,287	1,989	1,700
Other costs	(3,679)	(3,018)	(2,727)
Other income	1,110	764	1,658
Gain on disposal of property, plant and equipment	162	36	99
Reversal of impairments/(impairments)	6	(5,148)	121
Loss on settlement of US$ Convertible Bond	0	0	(1,507)
Early redemption premium on the 2025 Notes	0	(196)	0
Occupational healthcare gain/(expense)	211	14	(52)
Restructuring costs	(363)	(107)	(436)
Loss on Bulk Tailings re-Treatment (BTT) early settlement	0	0	(186)
Transaction costs	(152)	(140)	(139)
Profit before royalties, carbon tax and tax	29,728	50,275	37,250
Royalties	(1,834)	(2,714)	(1,765)
Carbon tax	10	(4)	(5)
Profit before tax	27,904	47,557	35,480
Mining and income tax	(8,924)	(13,761)	(4,858)
Profit for the year	18,980	33,796	30,622
Attributable to:
Owners of Sibanye-Stillwater	18,396	33,054	29,312
Non-controlling interests (NCI)	R 584	R 742	R 1,310
Earnings per share attributable to owners of Sibanye-Stillwater
Basic earnings per share (in ZAR per share)	R 6.51	R 11.40	R 10.74
Diluted earnings per share (in ZAR per share)	R 6.50	R 11.29	R 10.55